Property and Equipment, Net	12 Months Ended
Feb. 28, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the followings:

	As of
	February 28, 2022	February 28, 2023
	RMB	RMB	USD
Leasehold improvement	5,283	7,334	1,058
Motor vehicles	2,892	3,007	434
Electronic equipment	2,368	3,503	505
Office equipment & furniture	1,206	1,760	254
Construction in progress	5,101	7,899	1,139
Total	16,850	23,503	3,390
Less: accumulated depreciation	8,207	9,524	1,374
Property and equipment, net	8,643	13,979	2,016

For the years ended February 28, 2021, 2022 and 2023, depreciation expenses were RMB13,754, RMB8,458 and RMB2,802 (US$ 404), respectively.

The Group recorded impairment loss for property and equipment of nil, RMB7,871 and nil for the years ended February 28, 2021, 2022 and 2023, respectively. The impairment loss for the year ended February 28, 2022 arose as a result of the changes in the regulatory environment and the Business Restructuring.